Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 2,790	€ 676	€ 766
Additions	6,680	623	346
Depreciation	(2,128)	(474)	(425)
Property, plant and equipment at end of period	8,167	824	676
Commitments to acquire property, plant and equipment	0
Assets are pledged as security for liabilities	0
Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period		676	766
Additions	765	370	346
Depreciation	(460)	(463)	(425)
Property, plant and equipment at end of period	887	582	676
Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	2,338
Additions	4,553
Depreciation	(1,315)
Property, plant and equipment at end of period	5,576
Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	452
Additions	525
Depreciation	(233)
Property, plant and equipment at end of period	744
Leasehold improvements
Property, plant and equipment
Additions	808
Depreciation	(92)
Property, plant and equipment at end of period	716
Lease equipment
Property, plant and equipment
Additions	29	253
Depreciation	(28)	(11)
Property, plant and equipment at end of period	243	242
Cost
Property, plant and equipment
Property, plant and equipment at beginning of period		2,389	2,112
Sales and disposals		(46)	(69)
Property, plant and equipment at end of period	12,435	2,965	2,389
Cost | Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period		2,389	2,112
Sales and disposals		(47)	(69)
Property, plant and equipment at end of period	3,477	2,712	2,389
Cost | Buildings
Property, plant and equipment
Property, plant and equipment at end of period	6,891
Cost | Vehicles
Property, plant and equipment
Property, plant and equipment at end of period	977
Cost | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at end of period	808
Cost | Lease equipment
Property, plant and equipment
Property, plant and equipment at end of period	282	253
Accumulated depreciation and amortization
Property, plant and equipment
Property, plant and equipment at beginning of period		(1,713)	(1,346)
Depreciation		(46)	(58)
Property, plant and equipment at end of period	(4,269)	(2,141)	(1,713)
Accumulated depreciation and amortization | Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period		(1,713)	(1,346)
Depreciation		(46)	(58)
Property, plant and equipment at end of period	(2,590)	(2,130)	€ (1,713)
Accumulated depreciation and amortization | Buildings
Property, plant and equipment
Property, plant and equipment at end of period	(1,315)
Accumulated depreciation and amortization | Vehicles
Property, plant and equipment
Property, plant and equipment at end of period	(233)
Accumulated depreciation and amortization | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at end of period	(92)
Accumulated depreciation and amortization | Lease equipment
Property, plant and equipment
Property, plant and equipment at end of period	€ (39)	€ (11)